Financial Risk Management - Summary of Groups Industrial Corporate Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 252,869,267	₩ 236,052,709
Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 256,038,090	₩ 239,210,608
%	100.00%	100.00%
Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (3,168,823)	₩ (3,157,899)
Financial institutions
Industrial Corporate Loans [Line Items]
Corporate Loans	29,136,778	25,046,846
Financial institutions | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 29,395,390	₩ 25,194,810
%	11.48%	10.53%
Financial institutions | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (258,612)	₩ (147,964)
Manufacturing
Industrial Corporate Loans [Line Items]
Corporate Loans	55,032,694	51,047,141
Manufacturing | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 55,635,406	₩ 51,666,785
%	21.73%	21.60%
Manufacturing | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (602,712)	₩ (619,644)
Service
Industrial Corporate Loans [Line Items]
Corporate Loans	112,805,872	105,659,418
Service | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 113,938,671	₩ 106,907,060
%	44.50%	44.69%
Service | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (1,132,799)	₩ (1,247,642)
Wholesale & Retail
Industrial Corporate Loans [Line Items]
Corporate Loans	30,560,001	29,401,842
Wholesale & Retail | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 31,112,210	₩ 29,904,053
%	12.15%	12.50%
Wholesale & Retail | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (552,209)	₩ (502,211)
Construction
Industrial Corporate Loans [Line Items]
Corporate Loans	6,502,351	6,767,308
Construction | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 6,782,310	₩ 7,047,906
%	2.65%	2.95%
Construction | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (279,959)	₩ (280,598)
Public sector
Industrial Corporate Loans [Line Items]
Corporate Loans	2,394,180	2,176,335
Public sector | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 2,460,655	₩ 2,259,364
%	0.96%	0.94%
Public sector | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (66,475)	₩ (83,029)
Others
Industrial Corporate Loans [Line Items]
Corporate Loans	16,437,391	15,953,819
Others | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 16,713,448	₩ 16,230,630
%	6.53%	6.79%
Others | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (276,057)	₩ (276,811)